Consolidated Statement of Operations - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Income Statement [Abstract]
Revenue
Operating expenses
Professional fees	912,804	524,931
Payroll and related expenses	157,500	318,561
Rent expense	197,415	42,000
Stock-based compensation	2,966,115	2,043,909
Other general and administrative expenses	487,689	75,283
Total operating expenses	4,721,523	3,004,684
Operating loss	(4,721,523)	(3,004,684)
Other income (expense)
Amortization of beneficial conversion feature		(261,062)
Amortization of debt discount	(19,490)	(45,266)
Interest income	6,846
Interest expense	(403,165)	(401,035)
Total other income (expense)	(415,809)	(707,363)
Net loss	$ (5,137,332)	$ (3,712,047)
Basic net loss per common share	$ (0.02)	$ (0.02)
Diluted net loss per common share	$ (0.02)	$ (0.02)
Basic weighted average common shares outstanding	247,033,551	211,294,527
Diluted weighted average common shares outstanding	247,033,551	211,294,527